32 Operating Costs and Expenses	12 Months Ended
Dec. 31, 2020
VR/VC-1
Operating Costs and Expenses
32	Operating Costs and Expense

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2020
Electricity purchased for resale (32.1)	(6,829,530)	-	-	-	(6,829,530)
Charge of the main distribution and transmission grid	(1,525,567)	-	-	-	(1,525,567)
Personnel and management (32.2)	(1,143,323)	(12,567)	(446,005)	-	(1,601,895)
Pension and healthcare plans (Note 23.3)	(161,257)	(1,615)	(65,762)	-	(228,634)
Materials and supplies	(65,357)	(95)	(7,228)	-	(72,680)
Materials and supplies for power electricity	(404,496)	-	-	-	(404,496)
Natural gas and supplies for gas business	(354,701)	-	-	-	(354,701)
Third-party services (32.3)	(406,109)	(4,913)	(147,019)	-	(558,041)
Depreciation and amortization	(945,595)	-	(48,963)	(15,355)	(1,009,913)
Credit losses, provisions and reversals(32.4)	40,143	(128,466)	-	(148,971)	(237,294)
Construction cost (32.5)	(1,417,504)	-	-	-	(1,417,504)
Other operating costs and expenses, net (32.6)	(134,526)	(12,169)	(94,431)	(92,149)	(333,275)
	(13,347,822)	(159,825)	(809,408)	(256,475)	(14,573,530)

			General and	Other
	Operational	Selling	administrative	operating	Restated
	costs	expenses	expenses	expenses, net	12.31.2019
Electricity purchased for resale (32.1)	(6,105,274)	-	-	-	(6,105,274)
Charge of the main distribution and transmission grid	(1,249,275)	-	-	-	(1,249,275)
Personnel and management (32.2)	(945,312)	(13,937)	(366,133)	-	(1,325,382)
Pension and healthcare plans (Note 23.3)	(169,476)	(1,914)	(66,936)	-	(238,326)
Materials and supplies	(74,071)	(253)	(5,873)	-	(80,197)
Materials and supplies for power electricity	(49,352)	-	-	-	(49,352)
Natural gas and supplies for gas business	(585,233)	-	-	-	(585,233)
Third-party services (32.3)	(371,835)	(7,711)	(146,462)	-	(526,008)
Depreciation and amortization	(892,813)	(3)	(43,190)	(14,720)	(950,726)
Credit losses, provisions and reversals(32.4)	120,689	(140,348)	-	(240,392)	(260,051)
Construction cost (32.5)	(1,091,396)	-	-	-	(1,091,396)
Other operating costs and expenses, net (32.6)	(50,800)	(11,606)	(82,695)	(67,394)	(212,495)
	(11,464,148)	(175,772)	(711,289)	(322,506)	(12,673,715)

			General and	Other
	Operational	Selling	administrative	operating	Restated
	costs	expenses	expenses	expenses, net	12.31.2018
Electricity purchased for resale (32.1)	(6,361,178)	-	-	-	(6,361,178)
Charge of the main distribution and transmission grid	(1,176,780)	-	-	-	(1,176,780)
Personnel and management (32.2)	(978,878)	(18,460)	(360,447)	-	(1,357,785)
Pension and healthcare plans (Note 23.3)	(176,102)	(2,447)	(65,201)	-	(243,750)
Materials and supplies	(67,494)	(613)	(11,887)	-	(79,994)
Materials and supplies for power electricity	(19,729)	-	-	-	(19,729)
Natural gas and supplies for gas business	(412,618)	-	-	-	(412,618)
Third-party services (32.3)	(325,091)	(7,607)	(148,403)	-	(481,101)
Depreciation and amortization	(657,445)	(5)	(25,268)	(13,574)	(696,292)
Credit losses, provisions and reversals(32.4)	18,920	(69,187)	-	(230,837)	(281,104)
Construction cost (32.5)	(1,052,208)	-	-	-	(1,052,208)
Other operating costs and expenses, net (32.6)	(164,305)	(7,095)	(95,638)	(5,593)	(272,631)
	(11,372,908)	(105,414)	(706,844)	(250,004)	(12,435,170)
32.1	Electricity purchased for resale

	12.31.2020	12.31.2019	12.31.2018
Purchase of Energy in the Regulated Environment - CCEAR	3,107,956	2,880,115	2,599,345
Itaipu Binacional	1,766,058	1,316,524	1,850,021
Electric Energy Trade Chamber - CCEE	1,176,798	1,405,497	1,272,177
Bilateral contracts	1,087,439	754,070	928,741
Program for incentive to alternative energy sources - Proinfa	221,406	268,063	228,295
Micro and mini generators and repurchase of customers	161,324	52,871	12,373
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(691,451)	(571,866)	(529,774)
	6,829,530	6,105,274	6,361,178
32.2	Personnel and management

	12.31.2020	12.31.2019	12.31.2018
Personnel
Salaries and management fees	696,837	746,415	794,966
Social charges on payroll	227,485	241,025	261,459
Meal and education allowance	107,052	113,021	113,177
Voluntary retirement program	66,905	43,517	69,289
	1,098,279	1,143,978	1,238,891
Management
Salaries and management fees	18,465	19,867	21,422
Social charges on payroll	3,233	5,745	5,695
Other expenses	237	248	251
	21,935	25,860	27,368

Provisions for performance and profit sharing
of employees and administrators	481,681	155,544	91,526
	1,601,895	1,325,382	1,357,785
32.3	Third party services

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Maintenance of electrical system	206,688	164,510	144,163
Maintenance of facilities	97,889	102,295	88,186
Consumer service	54,713	35,548	15,470
Meter reading and bill delivery	48,895	45,515	43,968
Communication, processing and transmission of data	42,244	51,919	47,954
Consulting and audit	41,043	20,456	40,694
Other services	66,569	105,765	100,666
	558,041	526,008	481,101
32.4	Credit losses, provisions and reversals

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Provision for litigations (a)	150,269	243,848	206,792
Impairment of assets
Power generation concession contract (Note 10.5)	(10,502)	(2,945)	(4,758)
Property, plant and equipment - generation segment (Note 17.5)	(37,609)	(117,744)	(14,162)
Expected credit losses (Trade accounts and Other receivables)	128,466	140,348	83,453
Tax credits estimated losses	(1,298)	(3,456)	9,779
Provision for losses on equity interests (Note 16.1)	7,968	-	-
	237,294	260,051	281,104

a) The main variations in provisions for litigations occurred due to the review of the assessment of the Company's legal advisors, mainly in labor claims and civil action for compensation to third parties. The details of the actions are shown in Note 29.

32.5	Construction costs

	12.31.2020	12.31.2019	12.31.2018
Materials and supplies	781,807	548,336	507,899
Third party services	460,952	395,607	400,680
Personnel	140,108	125,777	124,469
Others	34,637	21,676	19,160
	1,417,504	1,091,396	1,052,208
32.6	Other operating costs and expenses, net

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Financial offset for the use of water resources	63,841	103,737	105,310
Collection charge	49,903	51,156	44,682
Net losses in the decommissioning and disposal of assets	44,020	38,151	70,640
Compensation	38,423	63,628	31,045
Taxes	37,847	28,651	78,323
Donations, contributions, grants, tax incentives (a)	22,136	12,829	12,314
Leasing and rent	9,705	8,536	34,226
Advertising and publicity
Associação das Emissoras de Radiodifusão do Paraná - AERP	11,455	10,862	10,753
Publicity	9,598	7,206	6,127
Talento Olímpico Paranaense - TOP	4,750	4,719	4,537
Sponsorship	1,126	2,460	2,685
Other net income, costs and expenses (b)	40,471	(119,440)	(128,011)
	333,275	212,495	272,631
(a) The balance includes the Company's social investments in education, culture, health, sports, among others, including incentive donations used as a tax benefit.
(b) The 2019 balance includes R$ 97,664 of water rate reversal (TCFRH).